Cover	Sep. 13, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2021
Entity File Number	001-39157
Entity Registrant Name	AGILETHOUGHT, INC.
Entity Central Index Key	0001790625
Entity Tax Identification Number	87-2302509
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	222 W. Las Colinas Blvd
Entity Address, Address Line Two	Suite 1650E
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(971)
Local Phone Number	501-1140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, $0.0001 par value per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AGIL
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	AGILW
Security Exchange Name	NASDAQ